SHORT-TERM BORROWINGS - THIRD PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
SHORT-TERM BORROWINGS - THIRD PARTIES
Schedule of short-term borrowings-third parties

	As of June 30,	As of December 31,
	2024	2023
	US$	US$
Borrowings from banks	517,902	226,772
Secured loans from a financial institution	577	—
Total	518,479	226,772

	As of December 31,
	2023	2022
	US$	US$
Borrowings from banks	226,772	28,748